16. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details 2) R$ in Millions		12 Months Ended
		Dec. 31, 2019 BRL (R$) MW	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Installed capacity (MW) | MW		3,601.70
Net balance of assets based on historical cost		R$ 204
Net balance of assets based on fair value (replacement cost)		816	R$ 816
Amounts received		R$ (250)	R$ (250)	R$ (234)
Cemig PCH Marmelos [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date		2015-07
Installed capacity (MW) | MW		4.00
Net balance of assets based on historical cost		R$ 1
Net balance of assets based on fair value (replacement cost)		R$ 4
Cemig PCH Paciencia [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date		2015-07
Installed capacity (MW) | MW		4.08
Net balance of assets based on historical cost		R$ 1
Net balance of assets based on fair value (replacement cost)		R$ 4
Cemig PCH Cajuru [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date		2015-07
Installed capacity (MW) | MW		7.20
Net balance of assets based on historical cost		R$ 4
Net balance of assets based on fair value (replacement cost)		R$ 4
Cemig PCH Martins [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date		2015-07
Installed capacity (MW) | MW		7.70
Net balance of assets based on historical cost		R$ 2
Net balance of assets based on fair value (replacement cost)		R$ 4
Cemig PCH Joasal [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date		2015-07
Installed capacity (MW) | MW		8.40
Net balance of assets based on historical cost		R$ 1
Net balance of assets based on fair value (replacement cost)		R$ 8
Cemig PCH Tronqueiras [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date		2015-07
Installed capacity (MW) | MW		8.50
Net balance of assets based on historical cost		R$ 2
Net balance of assets based on fair value (replacement cost)		R$ 12
Cemig PCH Dona Rita [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date		2013-09
Installed capacity (MW) | MW		2.41
Net balance of assets based on historical cost		R$ 1
Net balance of assets based on fair value (replacement cost)		R$ 1
Cemig PCH Peti [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date		2015-07
Installed capacity (MW) | MW		9.40
Net balance of assets based on historical cost		R$ 1
Net balance of assets based on fair value (replacement cost)		R$ 8
Cemig PCH Gafanhoto [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date		2015-07
Installed capacity (MW) | MW		14.00
Net balance of assets based on historical cost		R$ 1
Net balance of assets based on fair value (replacement cost)		R$ 10
Cemig PCH Piau [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date		2015-07
Installed capacity (MW) | MW		18.01
Net balance of assets based on historical cost		R$ 2
Net balance of assets based on fair value (replacement cost)		R$ 9
Usina Hidreletrica Sao Simao [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	[1]	2015-01
Installed capacity (MW) | MW	[1]	1.710
Net balance of assets based on historical cost	[1]	R$ 2
Net balance of assets based on fair value (replacement cost)	[1]	R$ 3
Usina Hidreletrica Jaguara [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	[1]	2013-08
Installed capacity (MW) | MW	[1]	424.00
Net balance of assets based on historical cost	[1]	R$ 40
Net balance of assets based on fair value (replacement cost)	[1]	R$ 174
Usina Hidreletrica Miranda [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date	[1]	2016-12
Installed capacity (MW) | MW	[1]	408.00
Net balance of assets based on historical cost	[1]	R$ 27
Net balance of assets based on fair value (replacement cost)	[1]	R$ 23
Usina Hidreletrica Volta Grande [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date		2017-02
Installed capacity (MW) | MW		380.00
Net balance of assets based on historical cost		R$ 26
Net balance of assets based on fair value (replacement cost)		R$ 70
Usina Hidreletrica Camargos [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date		2015-07
Installed capacity (MW) | MW		46.00
Net balance of assets based on historical cost		R$ 8
Net balance of assets based on fair value (replacement cost)		R$ 23
Usina Hidreletrica Itutinga [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date		2015-07
Installed capacity (MW) | MW		52.00
Net balance of assets based on historical cost		R$ 3
Net balance of assets based on fair value (replacement cost)		R$ 7
Usina Hidreletrica Salto Grande [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date		2015-07
Installed capacity (MW) | MW		102.00
Net balance of assets based on historical cost		R$ 11
Net balance of assets based on fair value (replacement cost)		R$ 39
Usina Hidreletrica Tres Marias [Member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Concession expiration date		2015-07
Installed capacity (MW) | MW		396.00
Net balance of assets based on historical cost		R$ 71
Net balance of assets based on fair value (replacement cost)		R$ 413

[1]	Investments made after the Jaguara, Sao Simao and Miranda plants came into operation, in the amounts of R$174, R$3 and R$23, respectively, are recorded as concession financial assets, and the determination of the final amounts to be paid to the Company is in a process of discussion with Aneel (the regulator). Company does not expect losses in realization of these amounts.